Other liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Other Long Term Liabilities [Abstract]
Asset retirement obligations	$ 42.3	$ 0.0
Other	23.4	19.0
Other long-term liabilities	65.7	19.0
Current portion of other long-term liabilities	(24.8)	(7.8)	$ (10.0)	$ (32.2)
Other long-term liabilities	$ 40.9	$ 11.2	$ 22.2	$ 181.1